October 1, 2015

THE DREYFUS/LAUREL FUNDS, INC.

-          Dreyfus Bond Market Index Fund

Supplement to Summary and Statutory Prospectuses

 dated February 27, 2015

The following information supersedes and replaces any contrary information contained in “Portfolio Management” in the summary prospectus and “Fund Summary – Portfolio Management” in the statutory prospectus:

Paul Benson, CFA, CAIA, Nancy Rogers, CFA and Stephanie Shu, CFA, are the fund’s primary portfolio managers, positions they have held since October 2015, February 2010 and October 2015, respectively.  Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus. Ms. Rogers is a Director, Senior Portfolio Manager and Team Leader at Mellon Capital. Ms. Shu is a Director and Senior Portfolio Manager, Fixed Income, at Mellon Capital.  Mr. Benson, Ms. Shu and Ms. Rogers are also employees of Dreyfus.

The following information supersedes and replaces any contrary information contained in the third paragraph under “Management” in the statutory prospectus:

Paul Benson, CFA, CAIA, Nancy Rogers, CFA and Stephanie Shu, CFA, are the fund’s primary portfolio managers, positions they have held since October 2015, February 2010 and October 2015, respectively.  Mr. Benson, Ms. Rogers and Ms. Shu are jointly and primarily responsible for managing the fund’s portfolio. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital, an affiliate of Dreyfus, which he joined in 2005. He has been employed by Dreyfus since October 2015. Ms. Rogers is a Director, Senior Portfolio Manager and Team Leader at Mellon Capital, which she joined in January 2013.  She has been employed by Dreyfus since October 2007 and has been with BNY Mellon for 22 years. Ms. Shu is a Director and Senior Portfolio Manager, Fixed Income, at Mellon Capital, which she joined in 2001.  She has been employed by Dreyfus since October 2015.

October 1, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Bond Market Index Fund

Supplement to Statement of Additional Information dated

November 1, 2014, as revised or amended November 26, 2014,
 January 1, 2015, February 1, 2015, February 27, 2015, March 12, 2015, May 1, 2015,
May 12, 2015, September 1, 2015 and October 1, 2015

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Paul Benson	20	$9.9B	45	$15.4B	35	$22.2B
Stephanie Shu	20	$9.9B	45	$15.4B	35	$22.2B

1               Because Mr. Benson and Ms. Shu became primary portfolio managers of Dreyfus Bond Market Index Fund as of October 1, 2015, their information is as of August 31, 2015.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Paul Benson	None	0	$0
Stephanie Shu	None	0	$0

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Paul Benson	DBIRX, DBMIX	None
Stephanie Shu	DBIRX, DBMIX	None

1                      Because Mr. Benson and Ms. Shu became primary portfolio managers of Dreyfus Bond Market Index Fund as of October 1, 2015, their information is as of August 31, 2015.